Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 103.3%
Security	Shares	Value
Aerospace & Defense — 1.0%
Safran S.A.	25,332	$ 4,205,444
		$ 4,205,444
Air Freight & Logistics — 1.8%
GXO Logistics, Inc.(1)	112,884	$ 7,571,130
		$ 7,571,130
Automobile Components — 0.5%
Pirelli & C SpA(2)	434,424	$ 2,315,923
		$ 2,315,923
Automobiles — 1.3%
Stellantis NV	132,193	$ 2,712,321
Tesla, Inc.(1)	9,819	2,625,895
		$ 5,338,216
Banks — 7.1%
Banco Santander S.A.	827,285	$ 3,352,392
Bank Polska Kasa Opieki S.A.	157,918	4,662,984
Barclays PLC	2,268,418	4,501,247
Citigroup, Inc.	60,794	2,897,442
HDFC Bank, Ltd.	226,986	4,553,679
HSBC Holdings PLC	393,725	3,270,442
Toronto-Dominion Bank (The)	53,018	3,496,337
Truist Financial Corp.	98,484	3,271,638
		$ 30,006,161
Beverages — 2.8%
Coca-Cola Co. (The)(3)	136,031	$ 8,424,400
Diageo PLC	84,169	3,673,325
		$ 12,097,725
Biotechnology — 1.0%
CSL, Ltd.	22,514	$ 4,055,135
		$ 4,055,135
Broadline Retail — 3.1%
Amazon.com, Inc.(1)(3)	97,124	$ 12,983,536
		$ 12,983,536
Security	Shares	Value
Capital Markets — 1.5%
Intercontinental Exchange, Inc.	28,262	$ 3,244,478
Stifel Financial Corp.	47,571	3,022,661
		$ 6,267,139
Chemicals — 0.0%(4)
Sika AG	389	$ 121,071
		$ 121,071
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	20,877	$ 3,419,444
		$ 3,419,444
Consumer Staples Distribution & Retail — 1.7%
Dollar Tree, Inc.(1)(3)	46,004	$ 7,099,797
		$ 7,099,797
Electric Utilities — 3.6%
Endesa S.A.	168,653	$ 3,614,714
Iberdrola S.A.	406,070	5,068,375
NextEra Energy, Inc.	57,143	4,188,582
Redeia Corp. S.A.	143,100	2,393,442
		$ 15,265,113
Electrical Equipment — 1.7%
AMETEK, Inc.	27,149	$ 4,305,831
Schneider Electric SE	17,328	3,090,831
		$ 7,396,662
Electronic Equipment, Instruments & Components — 3.9%
CDW Corp.(3)	34,369	$ 6,429,409
Halma PLC	109,708	3,150,580
Keyence Corp.	4,810	2,158,449
Keysight Technologies, Inc.(1)(3)	13,037	2,100,000
TE Connectivity, Ltd.	19,845	2,847,559
		$ 16,685,997
Entertainment — 1.7%
Walt Disney Co. (The)(1)(3)	79,712	$ 7,085,600
		$ 7,085,600
Financial Services — 1.9%
Fidelity National Information Services, Inc.(3)	51,707	$ 3,122,068
Visa, Inc., Class A	20,423	4,855,160
		$ 7,977,228

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 3.9%
Mondelez International, Inc., Class A	96,504	$ 7,153,841
Nestle S.A.	76,825	9,412,532
		$ 16,566,373
Gas Utilities — 0.5%
Enagas S.A.	116,161	$ 2,061,454
		$ 2,061,454
Ground Transportation — 1.0%
Union Pacific Corp.	18,690	$ 4,336,454
		$ 4,336,454
Health Care Equipment & Supplies — 3.3%
Alcon, Inc.	41,178	$ 3,503,903
Boston Scientific Corp.(1)(3)	76,247	3,953,407
Intuitive Surgical, Inc.(1)(3)	12,006	3,894,746
Straumann Holding AG	15,473	2,560,362
		$ 13,912,418
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.(3)	6,560	$ 3,321,787
		$ 3,321,787
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	151,172	$ 3,300,085
		$ 3,300,085
Hotels, Restaurants & Leisure — 3.3%
Amadeus IT Group S.A.	51,368	$ 3,684,939
Compass Group PLC	258,776	6,732,738
InterContinental Hotels Group PLC	46,664	3,448,805
		$ 13,866,482
Household Products — 0.6%
Reckitt Benckiser Group PLC	36,803	$ 2,756,988
		$ 2,756,988
Industrial Conglomerates — 1.1%
Siemens AG	26,694	$ 4,549,783
		$ 4,549,783
Insurance — 4.7%
AIA Group, Ltd.	416,530	$ 4,167,273
Allstate Corp. (The)	28,345	3,193,915
Assurant, Inc.	25,045	3,368,803
Security	Shares	Value
Insurance (continued)
AXA S.A.	108,594	$ 3,338,054
Poste Italiane SpA(2)	234,764	2,681,824
RenaissanceRe Holdings, Ltd.	17,036	3,181,643
		$ 19,931,512
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C(1)(3)	112,802	$ 15,015,074
		$ 15,015,074
IT Services — 1.1%
Accenture PLC, Class A	14,565	$ 4,607,638
		$ 4,607,638
Leisure Products — 0.8%
Yamaha Corp.	84,760	$ 3,284,297
		$ 3,284,297
Life Sciences Tools & Services — 1.9%
Danaher Corp.	21,950	$ 5,598,567
Sartorius AG, PFC Shares	5,652	2,331,899
		$ 7,930,466
Machinery — 1.2%
Daimler Truck Holding AG	63,276	$ 2,374,767
Ingersoll Rand, Inc.	42,372	2,765,620
		$ 5,140,387
Media — 2.0%
Dentsu Group, Inc.	106,911	$ 3,577,389
Publicis Groupe S.A.	58,722	4,734,484
		$ 8,311,873
Metals & Mining — 1.3%
Anglo American PLC	89,946	$ 2,765,999
Rio Tinto, Ltd.	34,356	2,720,473
		$ 5,486,472
Multi-Utilities — 0.6%
CMS Energy Corp.	27,809	$ 1,698,296
Hera SpA	335,688	1,042,324
		$ 2,740,620
Oil, Gas & Consumable Fuels — 3.6%
ConocoPhillips(3)	69,315	$ 8,159,762

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	54,585	$ 7,234,150
		$ 15,393,912
Personal Care Products — 0.5%
Kose Corp.	23,444	$ 2,295,782
		$ 2,295,782
Pharmaceuticals — 8.0%
AstraZeneca PLC	39,279	$ 5,643,457
Eli Lilly & Co.(3)	10,851	4,932,322
Novo Nordisk A/S, Class B	29,789	4,803,542
Roche Holding AG PC	19,598	6,076,386
Sanofi	50,212	5,356,843
Zoetis, Inc.	39,072	7,349,053
		$ 34,161,603
Professional Services — 2.4%
Recruit Holdings Co., Ltd.	123,563	$ 4,279,685
RELX PLC	73,895	2,487,062
Verisk Analytics, Inc.	15,224	3,485,382
		$ 10,252,129
Semiconductors & Semiconductor Equipment — 5.6%
ASML Holding NV	8,129	$ 5,822,549
Infineon Technologies AG	103,064	4,528,165
Micron Technology, Inc.	78,639	5,614,038
NVIDIA Corp.	8,829	4,125,703
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	37,545	3,722,587
		$ 23,813,042
Software — 8.3%
Adobe, Inc.(1)(3)	13,657	$ 7,459,043
Intuit, Inc.(3)	12,501	6,396,762
Microsoft Corp.(3)(5)	63,414	21,302,031
		$ 35,157,836
Specialty Retail — 1.3%
TJX Cos., Inc. (The)	64,693	$ 5,597,885
		$ 5,597,885
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.(3)	65,148	$ 12,798,325
		$ 12,798,325
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	4,373	$ 4,061,500
		$ 4,061,500
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	38,991	$ 2,884,702
IMCD NV	32,058	4,857,730
		$ 7,742,432
Total Common Stocks (identified cost $341,947,702)		$ 438,285,930

Corporate Bonds — 15.3%
Security	Principal Amount (000's omitted)	Value
Banks — 9.8%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(6)(7)	$240	$ 239,389
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(2)(6)(7)	1,480	1,343,751
7.625% to 1/10/28(2)(6)(7)	380	349,986
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(7)	50	43,130
Series AA, 6.10% to 3/17/25(6)(7)	1,445	1,436,998
Series TT, 6.125% to 4/27/27(6)(7)	1,682	1,674,936
Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(6)(7)	1,811	1,772,567
Bank of Nova Scotia (The):
4.90% to 6/4/25(6)(7)	450	427,326
8.625% to 10/27/27, 10/27/82(7)	1,525	1,586,591
Barclays PLC:
6.125% to 12/15/25(6)(7)	997	912,020
7.75% to 9/15/23(6)(7)	2,105	2,103,316
8.00% to 3/15/29(6)(7)	450	419,625
BBVA Bancomer S.A., 8.45% to 6/29/33, 6/29/38(2)(7)	400	407,600
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(6)(7)	1,400	1,212,898
BNP Paribas S.A.:
4.625% to 2/25/31(2)(6)(7)	462	354,460
7.75% to 8/16/29(2)(6)(7)	1,475	1,471,902
Citigroup, Inc., Series W, 4.00% to 12/10/25(6)(7)	3,077	2,769,115
HSBC Holdings PLC, 4.60% to 12/17/30(6)(7)	1,735	1,388,775
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(6)(7)	1,425	1,312,549
ING Groep NV, 6.50% to 4/16/25(6)(7)	934	881,157
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(6)(7)	2,204	1,984,482
Lloyds Banking Group PLC, 7.50% to 6/27/24(6)(7)	2,447	2,386,853

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Natwest Group PLC:
4.60% to 6/28/31(6)(7)	$371	$ 264,480
8.00% to 8/10/25(6)(7)	1,880	1,860,946
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(6)(7)	925	892,625
Regions Financial Corp., Series D, 5.75% to 6/15/25(6)(7)	1,350	1,298,266
Societe Generale S.A.:
5.375% to 11/18/30(2)(6)(7)	1,201	960,920
9.375% to 11/22/27(2)(6)(7)	238	242,724
Standard Chartered PLC, 4.75% to 1/14/31(2)(6)(7)	2,304	1,794,298
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(7)	2,200	2,265,560
Truist Financial Corp., Series Q, 5.10% to 3/1/30(6)(7)	333	300,100
UBS Group AG, 6.875% to 8/7/25(6)(7)(8)	1,506	1,403,705
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(2)(7)	1,385	1,344,981
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(6)(7)	2,254	2,028,206
Zions Bancorp NA, Series I, 9.352%, (3 mo. USD LIBOR + 3.80%)(6)(9)	570	480,225
		$ 41,616,462
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(7)	$390	$ 377,577
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(6)(7)	2,237	1,999,856
		$ 2,377,433
Diversified Financial Services — 0.7%
Air Lease Corp., Series B, 4.65% to 6/15/26(6)(7)	$700	$ 622,519
Ally Financial, Inc., 6.70%, 2/14/33	475	442,546
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(6)(7)	1,901	1,689,514
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(6)(7)	373	317,560
		$ 3,072,139
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(6)(7)	$700	$ 604,380
Edison International, Series B, 5.00% to 12/15/26(6)(7)	168	145,567
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(7)	970	946,931
Southern California Edison Co., Series E, 9.833%, (3 mo. USD LIBOR + 4.199%)(6)(9)	720	720,792
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(7)	990	928,371
		$ 3,346,041
Security	Principal Amount (000's omitted)	Value
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(2)(6)	$2,085	$ 1,959,900
		$ 1,959,900
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(7)	$1,039	$ 839,356
		$ 839,356
Insurance — 1.5%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(7)	$1,375	$ 1,343,795
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(7)	2,462	1,973,036
Lincoln National Corp., Series C, 9.25% to 12/1/27(6)(7)	404	429,264
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(7)	546	497,978
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(6)(7)	2,316	2,228,587
		$ 6,472,660
Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(6)(7)	$1,009	$ 989,348
		$ 989,348
Oil and Gas — 0.2%
Petroleos Mexicanos, 6.50%, 3/13/27	$1,025	$ 912,495
		$ 912,495
Oil, Gas & Consumable Fuels — 0.5%
EnLink Midstream Partners, L.P., Series C, 9.618%, (3 mo. USD LIBOR + 4.11%)(6)(9)	$1,478	$ 1,278,625
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(6)	1,757	9,884
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(6)(9)	1,020	927,208
		$ 2,215,717
Pipelines — 0.2%
Energy Transfer, L.P., Series A, 9.349%, (3 mo. USD LIBOR + 4.028%)(6)(9)	$1,064	$ 964,255
		$ 964,255

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(2)(7)	$425	$ 392,390
		$ 392,390
Total Corporate Bonds (identified cost $69,723,897)		$ 65,158,196

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Equity Funds — 0.7%
Global X U.S. Preferred ETF	70,816	$ 1,385,869
iShares Preferred & Income Securities ETF	47,573	1,485,229
Total Exchange-Traded Funds (identified cost $3,292,512)		$ 2,871,098

Preferred Stocks — 4.5%
Security	Shares	Value
Banks — 0.8%
AgriBank FCB, 6.875% to 1/1/24(7)	16,581	$ 1,677,997
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(7)	1,501	149,162
JPMorgan Chase & Co.:
Series JJ, 4.55%	39,546	810,298
Series LL, 4.625%	31,200	651,456
		$ 3,288,913
Capital Markets — 1.0%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,599,010
KKR Group Finance Co. IX, LLC, 4.625%	72,950	1,328,420
Stifel Financial Corp., Series D, 4.50%	88,925	1,446,810
		$ 4,374,240
Electric Utilities — 0.4%
SCE Trust III, Series H, 5.75% to 3/15/24(7)	32,549	$ 764,902
SCE Trust IV, Series J, 5.375% to 9/15/25(7)	14,476	295,021
SCE Trust V, Series K, 5.45% to 3/15/26(7)	27,041	610,856
		$ 1,670,779
Insurance — 0.5%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(7)	37,908	$ 879,465
Security	Shares	Value
Insurance (continued)
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(7)	44,210	$ 1,047,335
		$ 1,926,800
Oil, Gas & Consumable Fuels — 1.0%
Energy Transfer, L.P.:
Series C, 9.86% (3 mo. USD LIBOR + 4.53%)(9)	44,000	$ 1,110,560
Series E, 7.60% to 5/15/24(7)	19,280	476,216
NuStar Energy, L.P., Series B, 11.151%, (3 mo. USD LIBOR + 5.643%)(9)	114,848	2,788,509
		$ 4,375,285
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P.:
Series A, 5.75%	5,299	$ 71,669
Series A-1, 6.50%	52,225	801,654
Series A2, 6.375%	34,695	507,241
		$ 1,380,564
Retail REITs — 0.3%
SITE Centers Corp., Series A, 6.375%	49,475	$ 1,196,305
		$ 1,196,305
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	67,525	$ 974,386
		$ 974,386
Total Preferred Stocks (identified cost $21,968,002)		$ 19,187,272

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(10)	915,833	$ 915,833
Total Short-Term Investments (identified cost $915,833)		$ 915,833
Total Investments — 124.0%(11) (identified cost $437,847,946)		$ 526,418,329
Other Assets, Less Liabilities — (24.0)%		$(101,977,802)
Net Assets — 100.0%		$ 424,440,527

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $21,910,231 or 5.2% of the Fund's net assets.
(3)	All or a portion of this security was on loan at July 31, 2023 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2023 was $76,985,735 and the total market value of the collateral received by State Street Bank and Trust Company was $76,004,580 comprised of cash.
(4)	Amount is less than 0.05%.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $1,403,705 or 0.3% of the Fund's net assets.
(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	62.8%	$330,792,185
United Kingdom	9.4	49,679,659
Spain	4.1	21,388,214
France	3.7	19,369,488
Japan	3.0	15,595,602
Germany	2.6	13,784,614
Netherlands	2.2	11,561,436
Canada	1.9	9,954,491
Switzerland	1.4	7,589,041
Italy	1.4	7,385,052
Australia	1.0	5,188,449
Denmark	0.9	4,803,542
Poland	0.9	4,662,984
India	0.9	4,553,679
Hong Kong	0.8	4,167,273
Taiwan	0.7	3,722,587
Bermuda	0.6	3,181,643
Mexico	0.6	3,013,832
South Africa	0.5	2,765,999
Ireland	0.1	377,577
Brazil	0.0(1)	9,884
Exchange-Traded Funds	0.5	2,871,098
Total Investments	100.0%	$526,418,329
(1)	Amount is less than 0.05%.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	79	Long	9/15/23	$ 18,227,275	$ 895,250
STOXX Europe 600 Index	(610)	Short	9/15/23	(14,420,400)	(289,640)
STOXX Europe 600 Utilities Index	(107)	Short	9/15/23	(2,064,565)	(11,027)
					$594,583

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $915,833, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,569,181	$103,117,688	$(111,771,036)	$ —	$ —	$915,833	$226,085	915,833
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 22,100,674	$ 8,311,873	$ —	$ 30,412,547
Consumer Discretionary	21,207,316	26,240,523	—	47,447,839
Consumer Staples	22,678,038	18,138,627	—	40,816,665
Energy	15,393,912	—	—	15,393,912
Financials	33,654,145	30,527,895	—	64,182,040
Health Care	29,049,882	34,331,527	—	63,381,409
Industrials	25,883,861	28,730,004	—	54,613,865
Information Technology	77,403,095	15,659,743	—	93,062,838

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Materials	$ —	$ 5,607,543	$ —	$ 5,607,543
Real Estate	3,300,085	—	—	3,300,085
Utilities	5,886,878	14,180,309	—	20,067,187
Total Common Stocks	$256,557,886	$181,728,044*	$ —	$438,285,930
Corporate Bonds	$ —	$ 65,158,196	$ —	$ 65,158,196
Exchange-Traded Funds	2,871,098	—	—	2,871,098
Preferred Stocks:
Communication Services	974,386	—	—	974,386
Energy	4,375,285	—	—	4,375,285
Financials	7,762,794	1,827,159	—	9,589,953
Real Estate	2,576,869	—	—	2,576,869
Utilities	1,670,779	—	—	1,670,779
Total Preferred Stocks	$ 17,360,113	$ 1,827,159	$ —	$ 19,187,272
Short-Term Investments	$ 915,833	$ —	$ —	$ 915,833
Total Investments	$277,704,930	$248,713,399	$ —	$526,418,329
Futures Contracts	$ 895,250	$ —	$ —	$ 895,250
Total	$278,600,180	$248,713,399	$ —	$527,313,579
Liability Description
Futures Contracts	$ (300,667)	$ —	$ —	$ (300,667)
Total	$ (300,667)	$ —	$ —	$ (300,667)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.